TriplePoint success fee (Tables)	12 Months Ended
Dec. 31, 2022
Triple Point Success Fee [Abstract]
Summary of Loss Recognized on Derivative with TriplePoint Loan
The following table presents the loss recognized by the Company on the derivative associated with the TriplePoint loan (in USD thousands):

	2022	2021	2020
As of January 1	$—	$1,024	$557
Loss on derivative	—	1,444	467
As of December 31	$—	$2,468	$1,024